Registration No. 33-37442 and 811-6197

   As filed with the Securities and Exchange Commission on December 27, 1999



                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                       Post-Effective Amendment No. 12 to
                                    Form S-6

                   For Registration Under the Securities Act
                    of 1933 of Securities of Unit Investment
                        Trusts Registered on Form N-8B-2

                      TEMPLETON CAPITAL ACCUMULATION PLANS
                           (Exact Name of Registrant)

                     FRANKLIN TEMPLETON DISTRIBUTORS, INC.
                              (Name of Depositor)

    100 FOUNTAIN PARKWAY, P.O. BOX 33030, ST. PETERSBURG, FLORIDA 33733-8030
              (Address of Depositor's Principal Executive Offices)


        DEBORAH R. GATZEK, 777 MARINERS ISLAND BLVD., SAN MATEO, CA 94404
               (Name and Address of Agent for Service of Process)



It is proposed that this filing will become effective (check appropriate box):

         [ ]      immediately upon filing pursuant to paragraph (b) of Rule 485

         [X]      on JANUARY 1, 2000 pursuant to paragraph (b) of Rule 485


         [ ]      60 days after filing pursuant to paragraph (a)(1) of Rule 485

         [ ]      on (DATE) pursuant to paragraph (a)(1) of Rule 485

         [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment


Type of securities being registered: Templeton Capital Accumulation Plans





                      Templeton Capital Accumulation Plans

                              CROSS-REFERENCE SHEET

                     Pursuant to Rule 404(c) of Regulation C
                        under the Securities Act of 1933

                  (Form N-8B-2 Items required by Instruction as
                         to the Prospectus in Form S-6)


       Form N-8B-2                                                                          Form S-6
       ITEM NUMBER                                                                   HEADING IN PROSPECTUS

1. (a)         Name of Trust                                           Prospectus Cover

   (b)         Title of securities issued                              Prospectus Cover

2.             Name and address of each depositor                      Prospectus Cover; How Do I Start A Plan?; What
                                                                       If I Have Questions About My Plan?

3.             Name and address of Trustees                            N/A

4.             Name and address of each principal underwriter          Who Manages the Plan?

5.             State of organization of trust                          N/A

6.             Execution and termination of trust agreement            How Do I Start A Plan; How Do I Cancel My
                                                                       Plan and Obtain  a Refund?

7.             Changes of name                                         N/A

8.             Fiscal year                                             N/A

9.             Litigation                                              N/A

                           II. GENERAL DESCRIPTION OF THE TRUST AND SECURITIES OF THE TRUST

10. (a)        Registered or bearer securities                         Introductory Statement

    (b)        Cumulative or distributive securities                   Introductory Statement

    (c)        Withdrawal or Redemption                                Partial Withdrawals; How Do I Cancel My Plan
                                                                       and Obtain a Refund?

    (d)        Conversion, transfer, etc.                              Transferring Your Plan; Electronic Fund
                                                                       Transfer



PAGE



       Form N-8B-2                                                                          Form S-6
       ITEM NUMBER                                                                   HEADING IN PROSPECTUS

    (e)        Periodic payment plan                                   How Do I Choose A Plan?; Automatic Investment
                                                                       Plan

    (f)        Voting Rights                                           How Are the Plans Organized?

    (g)        Notice to security holders                              How Are the Plans Organized?

    (h)        Consents required                                       Transaction Procedures and Special Requirements

    (i)        Other provisions                                        N/A

11.            Type of securities comprising units                     Introductory Statement

12.            Certain information regarding periodic                  Statements and Reports to Planholders
               payment plan certificate

13. (a)        Load, fees, expenses, etc.                              Sales Charges; Securities Dealers and Sales Charges

    (b)        Certain information regarding periodic                  Statements and Reports to Planholders
               payment plan certificates

    (c)        Certain percentage                                      Sales Charges; Securities Dealers and Sales Charges

    (d)        Differnce in price                                      Sales Charges; Securities Dealers and Sales Charges

    (e)        Certain other fees, etc.                                Sales Charges; Securities Dealers and Sales Charges

    (f)        Certain other profits or benefits                       N/A

    (g)        Ratio of annual charges to income                       N/A

14.            Issuance of trust's securities                          How Do I Choose A Plan?


PAGE



       Form N-8B-2                                                                          Form S-6
       ITEM NUMBER                                                                   HEADING IN PROSPECTUS


15.            Receipt and handling of payments from purchases         The Custodian

16.            Acquisition and disposition of underlying securities    The Custodian

17. (a)        Withdrawal                                              Partial Withdrawls

    (b)        Redemption                                              How Do I Terminate My Plan?

    (c)        Cancellation                                            How Do I Cancel My Plan and Obtain a Refund?

18. (a)        Receipt, custody and disposition of income              What Distributions Might I Recieve?

    (b)        Reinvestment of distribution                            What Distributions Might I Recieve?

    (c)        Reserves or special funds                               N/A

    (d)        Schedule of distributions                               N/A

19.            Records, accounts and reports                           The Custodian; Statements and Reports to
                                                                       Planholders

20.            Certain miscellaneous provisions of
               trust agreement:
               (a)  Amendment                                          The Custodian

               (b)  Termination                                        The Custodian

               (c) and (d) Trustee, removal and                        N/A
                   successor

               (e) and (f) Depositors, removal and                     N/A
                   successor

21.            Loans to security holders                               N/A

22.            Limitations on liability                                N/A

23.            Bonding arrangements                                    N/A


PAGE



       FORM N-8B-2                                                                          FORM S-6
       ITEM NUMBER                                                                   HEADING IN PROSPECTUS

24.            Other materials provisions of trust agreement           N/A

                           III. ORGANIZATIONS, PERSONNEL AND AFFILIATED PERSONS OF DEPOSITOR

25.            Organization of depositor                               The Sponsor

26.            Fees received by depositor                              Financial Statements: Templeton Capital
                                                                       Accumulation Plans

27.            Business of depositor                                   The Sponsor

28.            Certain information as to officials and affiliated      The Sponsor
               persons of depositor

29.            Voting securities of depositors                         The Sponsor

30.            Persons controlling depositor                           The Sponsor

31.            Payments by depositor for certain services rendered     N/A
               to trust

32.            Payments by depositor for certain other services        N/A
               rendered to trust

33.            Remuneration of employees of depositor for certain      N/A
               services rendered to trust

34.            Remuneration of other persons for certain services      N/A
               rendered to trust

                  IV. DISTRIBUTION AND REDEMPTION OF SECURITIES

35.            Distribution of trust's securities in states            N/A

36.            Suspension of sales of trust's securities               N/A

37.            Revocation of authority to distribute                   N/A


PAGE



       FORM N-8B-2                                                                          FORM S-6
       ITEM NUMBER                                                                   HEADING IN PROSPECTUS

38. (a)        Method of distribution                                  What Distributions Might I Receive?

    (b)        Underwriting agreements                                 The Sponsor

    (c)        Selling agreements                                      The Sponsor

39. (a)        Organization of principal underwriters                  The Sponsor

    (b)        NASD membership of principal underwriters               The Sponsor

40.            Certain fees received by principal underwriters         Financial Statements:  Templeton Capital
                                                                       Accumulation Plans

41. (a)        Business of each principal underwriter                  The Sponsor

    (b)        Branch offices of each principal underwriter            N/A

    (c)        Salesmen of each principal underwriter                  N/A

42.            Officials of Principal Underwriter                      Officers and Directors of the Sponsor

43.            Certain brokerage commissions received by principal     N/A

               underwriters

44. (a)        Method of Valuation                                     N/A

    (b)        Schedule as to offering price                           N/A

    (c)        Variation in offering price to certain persons          N/A

45.            Suspension of redemption rights                         How Do I Terminate My Plan?

46. (a)        Redemption Valuation                                    How Do I Terminate My Plan?

    (b)        Schedule as to redemption price                         N/A

47.            Maintenance of position in underlying securities        N/A


                             V. INFORMATION CONCERNING THE TRUSTEE OR CUSTODIAN


48.            Organization and regulation of trustee                  N/A

49.            Fees and expenses of trustees                           N/A

50.            Trustee's lien                                          N/A

                             VI. INFORMATION CONCERNING INSURANCE OF HOLDERS OF SECURITIES

51.            Insurance of holders of trust's securities              N/A

52. (a)        Provisions of trust agreement with respect to           A Change in the Underlying Investment
               selection or elimination of underlying securities

    (b)        Transactions involving elimination of underlying        N/A

               securities

    (c)        Policy regarding substitution or elimination of         A Change in the Underlying Investment
               underlying securities

    (d)        Fundamental policy not other-wise covered               N/A

53.            Tax status of trust                                     How Taxation Affects the Planholders

                   VIII. FINANCIAL AND STATISTICAL INFORMATION

54.            Trust's securities during last ten years                N/A

55.            Transcript of Hypothetical Plan                         Illustration of a Hypothetical $100.00
                                                                       Monthly Templeton Capital Accumulation
                                                                       Plan







                      TEMPLETON CAPITAL ACCUMULATION PLANS

                                   PROSPECTUS
                                 JANUARY 1, 2000

We designed the Templeton Capital Accumulation Plans (the "Plans" or "Plan") to help you develop and maintain a disciplined approach to long-term investing. The Plans allow you to accumulate capital in a mutual fund by making 180 fixed monthly investments, with the option to extend up to 300 investments. The Plans may be suitable for you if:

o you intend to invest your money for the long-term and

o you want a convenient way to regularly and continuously invest your money.

By participating in a Plan, you own shares in a Plan trust. The Plan trust invests your monthly investments, after deducting Sales Charges, in shares of a mutual fund called Templeton Capital Accumulator Fund, Inc. (the "fund"). The fund primarily invests in common stocks; the value of fund shares fluctuates depending upon the value of the stocks and other assets it holds. Since each Plan share that you own equals one fund share, the value of your Plan shares also will fluctuate. PLEASE READ THIS PROSPECTUS AND THE ATTACHED FUND PROSPECTUS BEFORE INVESTING IN THE PLANS, AND KEEP EACH PROSPECTUS FOR FUTURE REFERENCE. YOU COULD LOSE MONEY ON YOUR INVESTMENT IN A PLAN.

We deduct a large portion of the total Sales Charges that you pay under your Plan during the first 12 investments made in the first year. Depending upon your monthly investment amount, Sales Charges in the first 12 investments made in the first year of your Plan can be 50% of the total amount you invest during that year. Although you may be entitled to a refund of these Sales Charges in certain circumstances, you probably will lose money if you withdraw from or terminate your Plan in its early years. For more information on Sales Charges, please see page 6 of this prospectus.

              THE PLANS ARE NOT SUITABLE FOR SHORT-TERM INVESTMENT.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS IS LEGAL ONLY WHEN ACCOMPANIED BY THE CURRENT TEMPLETON CAPITAL ACCUMULATOR FUND, INC. PROSPECTUS WHICH IS INCLUDED BEHIND THIS PROSPECTUS





                      TEMPLETON CAPITAL ACCUMULATION PLANS

                                 JANUARY 1, 2000

When reading this prospectus, you will see certain terms beginning with capital letters. This means the term is explained in the Glossary.

                                          TABLE OF CONTENTS

                                          ABOUT THE PLANS
-------------------------------------------------------------------------------


                                   3      How a Plan Can Help You

                                   3      Plan Highlights

                                   4      How Do the Plans Invest Their Assets?

                                   4      Who Manages the Plans?

                                   5      How Taxation Affects Planholders

                                   5      How Are the Plans Organized?


                                          ABOUT YOUR PLAN
-------------------------------------------------------------------------------

                                   6      How Do I Choose a Plan?

                                  10      How Do I Start a Plan?

                                  10      What Distributions Might I Receive?

                                  10      Partial Withdrawals

                                  11      How Do I Cancel My Plan and Obtain a
                                          Refund?

                                  12      How Do I Terminate My Plan?

                                  13      Transaction Procedures and Special
                                          Requirements

                                  15      Services to Help You Manage Your Plan

                                  17      What If I Have Questions About My
                                          Plan?

                                  18      Financial Statements

                                  28      Glossary

                                          APPENDIX
-------------------------------------------------------------------------------


                                  30      Officers and Directors of the Sponsor

No salesman, dealer or other person is authorized by the Sponsor, the Plans, or the fund, to give any information or make any representation other than those contained in this prospectus or in the fund prospectus and Statement of Additional Information (SAI), or in any other printed or written material issued under the name of Franklin Templeton Distributors, Inc. or the fund. No person should rely upon any information not contained in these materials.

                                 ABOUT THE PLANS

                             HOW A PLAN CAN HELP YOU

Many people who want to build an investment portfolio find it difficult to save the money necessary to make periodic stock purchases. The Plans are designed to help such people.

These Plans make it possible to build equity over a period of years by investing a modest sum each month in mutual fund shares.

The value of Plan shares is subject to the fluctuations in the value of the securities in the fund's portfolio. A Plan calls for monthly investments at regular intervals regardless of the price level of the shares. You should therefore consider your current financial situation, your financial ability to continue a Plan, and your investment goals. A Plan offers no assurance against loss and does not eliminate the risk inherent in the ownership of any security. Terminating your Plan at a time when the value of Plan shares you acquired is less than their cost will result in a loss.

                                 PLAN HIGHLIGHTS

o The Plans allow you to invest a fixed amount each month in the fund. The Plans may be suitable for an investor who seeks the discipline of a fixed monthly investment program.

o The Plans are designed for long-term investment.

o You will not own fund shares directly. You will own shares in a Plan trust that invests in fund shares. Each Plan share that you own equals one share in the underlying fund. Please read the attached fund prospectus before investing in the Plans, and save it for future reference.

o You will pay a Sales Charge on each monthly investment. The amount of the Sales Charge varies depending on the size of your monthly investment. The Sales Charge is highest during the first 12 months of a Plan and could total as much as 50% of the money invested in the first year. Please read "How Do I Choose a Plan?" on page 6 for more information about the fees that you will pay under the Plans.

o Subject to certain restrictions, you may increase or decrease the amount of your fixed monthly investments by sending in a notice and a new completed Plan application. See "Services to Help You Manage Your Plan - Changing the Amount of Your Monthly Investment" on page 15 for more information.


o Unless you terminate your Plan, you will make a total of 180 investments, usually one per month. Once you have made 180 investments, you may participate in the Systematic Withdrawal Program. This Program allows you to receive regular cash payments from your account of $50 or more monthly, quarterly, semiannually or annually.


o You may complete your Plan ahead of schedule by making monthly investments before their due date or by prepaying monthly investments. See "Services to Help You Manage Your Plan - Making Investments Ahead of Schedule" on page 15.


o Upon completion of your 180 investments you may continue to make an additional 120 investments. You may not make more than an additional 120 additional investments or make more than a total of 300 investments.

o You may withdraw some of your Plan shares at any time without terminating your Plan. See "Partial Withdrawals" on page 10 for more information.

o You may terminate your Plan at any time. In some limited circumstances, you may receive a refund of all or a portion of the sales charges paid. See "How Do I Terminate My Plan?" on page 12 for more information.

o The Plans have invested in the fund since they began investment operations on February 29, 1991. We may decide to invest the Plans in some investment other than the fund if we decide that it would be in the best interest of Planholders. The SEC must approve any substitution and you will be notified in writing. See "How Do the Plans Invest Their Assets - A Change in the Underlying Investment" below for more information.

o We may terminate your Plan at any time if fund shares are not available and a substitute investment is not made or, for all Plans established subsequent to January 1, 1995, if no investment is made during each six month period, or, for all Plans in existence prior to January 1, 1995, if no investment is made during each twelve month period. See "How Do I Terminate My Plan?" on page 12 for more information.


                      HOW DO THE PLANS INVEST THEIR ASSETS?

The Plans invest in fund shares. Each Plan share equals one fund share. The fund is an open-end, diversified investment company, commonly called a mutual fund. A mutual fund offers investors professional investment management and reduced investment risk through diversification.

The fund's investment goal is long-term capital growth. The fund seeks to meet its goal by investing in common stocks and other securities of companies of any nation that Investment Counsel, the fund's investment manager, believes have the potential for capital growth. Most of the fund's portfolio securities will pay little, if any, income. Please see the attached fund prospectus for a description of the fund's investment policies, risks, operating expenses, organization and management.


You may obtain the fund's SAI, which is a legal part of the fund prospectus, at no charge by calling 1-888/881-TCAP.


A CHANGE IN THE UNDERLYING INVESTMENT

The Sponsor may invest Plan shares in an investment other than the fund if it decides that it would be in the best interests of Planholders. Any substitute investment will be generally comparable in character and quality to the fund shares, and will be securities registered with the SEC under the Securities Act of 1933, as amended. Before the Sponsor can make a substitution, it must obtain SEC approval and notify you in writing about the proposed substitution. The notice will describe the new investment and will advise you that, unless you terminate your Plan within 30 days of when we mail you the notice, we will assume that you have consented to the substitution and have agreed to bear your pro rata share of expenses and taxes in connection with the substitution.

If you do not terminate your Plan within 30 days from the date of the written notice, we will purchase shares of the new investment for you with the proceeds of any Plan investments and any reinvested distributions. If the Sponsor wants to exchange fund shares for the new shares, the new shares will have an aggregate value equal to the value of the fund shares. You may incur taxes when we substitute underlying investments. Please consult your tax advisor.

If fund shares are not available for purchase for a period of 120 days or longer, and the Sponsor or the Custodian fails to substitute investments, the Custodian of the Plan may terminate your Plan.

                             WHO MANAGES THE PLANS?

THE CUSTODIAN. The Custodian is responsible for the protection and safekeeping of the assets of the Plans and for the maintenance of the Plans' records and accounts. Templeton Funds Trust Company, P.O. Box 33030, St. Petersburg, Florida 33733-8030, organized as a trust company under the laws of Florida and regulated by the Banking Department of the State of Florida, is the Custodian for the Plans under a Custodian Agreement with the Sponsor dated June 1, 1993 and maintains custody of the assets of the Plans. The Plan Custodian Agreement is governed by Florida law, except where such law is determined to conflict with the Investment Company Act of 1940.

The Custodian has only those obligations specifically imposed by its Custodian Agreement with the Sponsor. These obligations do not include the duties of investment ordinarily imposed upon a trustee. The Custodian has no responsibility for the choice of the underlying investment, for the investment policies and practices of the fund or for the acts or omissions of the Sponsor or Investment Counsel.

The Custodian Agreement cannot be amended to adversely affect the rights and privileges of the Planholders without their written consent. Neither may the Custodian resign unless a successor has been designated and has accepted the custodianship. The successor must be a bank or trust company with at least $2,000,000 in capital, surplus and undivided profits. The Custodian may be changed by the Sponsor without notice to, or approval of, Planholders. The Custodian may terminate its obligation to accept new Plans for custodianship if the Sponsor fails to act as required by the Custodian Agreement or by terminating the Custodian Agreement upon 90 days' notice to the Sponsor. Under the Custodian Agreement, the Sponsor has agreed to indemnify the Custodian from all liability arising from the Sponsor's failure to comply with any applicable laws.

THE SPONSOR. The Sponsor is responsible for selling Plan shares, preparing and distributing promotional materials, and responding to Planholder inquiries. Franklin Templeton Distributors, Inc., a New York corporation organized on November 19, 1947 and a wholly owned subsidiary of Resources, is the Sponsor for the Plans. The Sponsor is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the NASD. The Sponsor is the principal underwriter of the investment companies in the Franklin Templeton Group of Funds, including the fund.

                        HOW TAXATION AFFECTS PLANHOLDERS

For Federal income tax purposes, Planholders are treated as direct owners of the fund's shares.


Designated capital gain distributions, which are automatically reinvested in additional Plan shares, are treated as long-term capital gains. As more fully described under "Distributions and Taxes" in the fund's prospectus, dividends and distributions are taxable to you individually. Gains realized on cash withdrawals also generally will be subject to tax; the ability to deduct losses from such withdrawals may be limited. You will receive notice regarding taxes each year.


You are responsible for all taxes payable on any profits on the sale or transfer of Plan shares or other property credited to your account under your Plan and for any taxes levied or assessed with respect to your Plan shares or the income from the Plan.

                          HOW ARE THE PLANS ORGANIZED?

The Plan trust is registered with the SEC as a unit investment trust under the 1940 Act. This does not mean that the SEC supervises the Plan trust's management or investment practices or policies.


Although you do not own fund shares directly, you, as a Planholder, have certain voting rights with respect to the fund. You may attend any shareholder meeting of the fund. You may ask the Custodian to furnish you with a proxy or otherwise arrange for you to exercise your voting rights. We will notify you at least 10 days before any vote of shareholders of the fund or Plan. We will vote the fund shares held for your Plan account as you instruct. If you do not give us instructions, we will vote your shares proportionately in accordance with instructions received from other Planholders.



                                ABOUT YOUR PLAN

                             HOW DO I CHOOSE A PLAN?

The Plans are available in different monthly investment amounts, ranging from $50 to $10,000 per month. You make 180 monthly investments. You should choose the monthly investment amount that best suits your financial situation and investment goals. The following tables should help you decide which Plan is best for you.

This table shows the range of available monthly investment amounts for a Plan, total of the 180 investments that you would make, and the Sales Charges applied to each monthly investment. The table shows just the 180 investments that you would make. The table does not reflect past or projected investment performance, dividends, or income of the fund or the Plan.

               MONTHLY INVESTMENTS AND SALES CHARGES FOR THE PLANS


                                                                SALES CHARGES
                               ---------------------------------------------------------------------------------------
                                                                              % OF          % OF
      MONTHLY                                                                CHARGES       CHARGES        MONTHLY
    INVESTMENT       TOTAL      INVESTMENT     INVESTMENT       TOTAL       TO TOTAL       TO NET       INVESTMENT
      AMOUNT      INVESTMENT     1 THRU 12     13 THRU 180     CHARGE      INVESTMENT    INVESTMENT       AMOUNT
----------------------------------------------------------------------------------------------------------------------
      $ 50.00     $  9,000.00     $ 25.00        $ 3.04       $  810.72       9.00%         9.89%         $  50.00
        75.00       13,500.00       37.50          4.55        1,214.40       9.00          9.89             75.00
       100.00       18,000.00       50.00          6.07        1,619.76       9.00          9.89            100.00
       125.00       22,500.00       62.50          7.58        2,023.44       8.99          9.88            125.00
       150.00       27,000.00       75.00          7.50        2,160.00       8.00          8.70            150.00
       166.66       29,998.80       83.33          8.15        2,369.16       7.90          8.57            166.66
       200.00       36,000.00      100.00          9.46        2,789.28       7.75          8.40            200.00
       250.00       45,000.00      125.00         11.42        3,418.56       7.60          8.22            250.00
       300.00       54,000.00      150.00          6.96        2,969.28       5.50          5.82            300.00
       350.00       63,000.00      175.00          6.92        3,262.56       5.18          5.46            350.00
       400.00       72,000.00      200.00          6.62        3,512.16       4.88          5.13            400.00
       500.00       90,000.00      225.00          6.96        3,869.28       4.30          4.49            500.00
       750.00      135,000.00      300.00         10.31        5,332.08       3.95          4.11            750.00
     1,000.00      180,000.00      350.00         13.57        6,479.76       3.60          3.73          1,000.00
     1,500.00      270,000.00      375.00         19.82        7,829.76       2.90          2.99          1,500.00
     2,000.00      360,000.00      440.00         20.00        8,640.00       2.40          2.46          2,000.00
     3,000.00      540,000.00      450.00         28.92       10,258.56       1.90          1.94          3,000.00
     5,000.00      900,000.00      500.00         20.53        9,449.04       1.05          1.06          5,000.00
    10,000.00    1,800,000.00      750.00         26.78       13,449.04        .75           .76         10,000.00



As explained more fully under "Services to Help You Manage Your Plan - Extended Investment Option" on page 16, you may extend the life of your Plan by making an additional 120 investments. This table shows the same type of information as the previous table, but we adjusted the information for Plans extended to a total of 300 investments.


                      MONTHLY INVESTMENTS AND SALES CHARGES
              IF YOU EXTEND YOUR PLAN TO A TOTAL OF 300 INVESTMENTS




                                                               SALES CHARGES
                                -------------------------------------------------------------------------------------------
                                                                              % OF          % OF
      MONTHLY                                                                CHARGES       CHARGES        MONTHLY
    INVESTMENT       TOTAL      INVESTMENT     INVESTMENT       TOTAL       TO TOTAL       TO NET       INVESTMENT
      AMOUNT      INVESTMENT     1 THRU 12     13 THRU 300     CHARGE      INVESTMENT    INVESTMENT       AMOUNT
---------------------------------------------------------------------------------------------------------------------------
      $  50.00   $  15,000.00     $ 25.00        $ 3.04      $ 1,175.52       7.84%         8.50%         $  50.00
         75.00      22,500.00       37.50          4.55        1,760.40       7.82          8.49             75.00
        100.00      30,000.00       50.00          6.07        2,348.16       7.83          8.49            100.00
        125.00      37,500.00       62.50          7.58        2,933.04       7.82          8.49            125.00
        150.00      45,000.00       75.00          7.50        3,060.00       6.80          7.30            150.00
        166.66      49,998.00       83.33          8.15        3,347.16       6.69          7.17            166.66
        200.00      60,000.00      100.00          9.46        3,924.48       6.54          7.00            200.00
        250.00      75,000.00      125.00         11.42        4,788.96       6.39          6.83            250.00
        300.00      90,000.00      150.00          6.96        3,804.48       4.23          4.41            300.00
        350.00     105,000.00      175.00          6.92        4,092.96       3.90          4.06            350.00
        400.00     120,000.00      200.00          6.62        4,306.56       3.59          3.72            400.00
        500.00     150,000.00      225.00          6.96        4,704.48       3.14          3.24            500.00
        750.00     225,000.00      300.00         10.31        6,569.28       2.92          3.01            750.00
      1,000.00     300,000.00      350.00         13.57        8,108.16       2.70          2.78          1,000.00
      1,500.00     450,000.00      375.00         19.82       10,208.16       2.27          2.32          1,500.00
      2,000.00     600,000.00      440.00         20.00       11,040.00       1.84          1.87          2,000.00
      3,000.00     900,000.00      450.00         28.92       13,728.96       1.53          1.55          3,000.00
      5,000.00   1,500,000.00      500.00         20.53       11,912.64        .79           .80          5,000.00
     10,000.00   3,000,000.00      750.00         26.78       16,712.64        .56           .56         10,000.00


This table shows an example of a $100 per Month Plan. It shows you the amount invested and Sales Charges paid at different points in time. In this example, we assumed that all monthly investments are made on time, but we did not include or reflect dividends and distributions from the fund.

                    A TYPICAL $100 PER MONTH INVESTMENT PLAN


                    AT THE END OF INVESTMENT AT THE END OF 6 MONTHS   AT THE END OF 1 YEAR           2 YEARS
                             AMOUNT              (6 INVESTMENTS)        (12 INVESTMENTS)        (24 INVESTMENTS)
                   ----------------------------------------------------------------------------------------------------
                      AGGREGATE % OF TOTAL    AGGREGATE % OF TOTAL    AGGREGATE % OF TOTAL    AGGREGATE  % OF TOTAL
                       AMOUNT   INVESTMENTS    AMOUNT   INVESTMENTS    AMOUNT   INVESTMENTS    AMOUNT    INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------
180 INVESTMENTS
Total Investments    $18,000.00    100%         $600       100%        $1,200      100%       $2,400.00    100%
Deduct:
 Sales Charge        $ 1,619.76      9%         $300        50%        $  600       50%       $  672.84     28%
Net Amount Invested
 Under Plan          $16,380.24     91%         $300        50%        $  600       50%       $1,727.16     72%
300 INVESTMENTS
Total Investments    $30,000.00    100%         $600       100%        $1,200      100%       $2,400.00    100%
Deduct:
 Sales Charge        $ 2,348.16    7.8%         $300        50%        $  600       50%       $  672.84     28%
Net Amount Invested
 Under Plan          $27,651.84   92.2%         $300        50%        $  600       50%       $1,727.16     72%

NOTE: After the first 12 monthly investments have been made, the Sales Charges deducted from any subsequent monthly investment will not exceed 6.1% of your net investment in fund shares.

This table shows you the investment performance of a hypothetical $100 per month Plan from March 29, 1991, when the fund started investment operations, to August 31, 1999. Under this Plan, $50.00 is deducted as a Sales Charge from each $100.00 monthly investment during the first year of the Plan. After the first year, the Sales Charge decreases to $6.07. In calculating this investment performance, we assumed that dividends and distributions were reinvested in additional fund shares. This performance is no indication or guarantee of how your Plan will perform.

                 HYPOTHETICAL $100.00 PER MONTH INVESTMENT PLAN


              AMOUNT OF PAYMENT                   AMOUNT INVESTED
            ---------------------             -----------------------
                                                                                     SHARES                    TOTAL
   FISCAL    DURING                            DURING                               PURCHASED                  VALUE
   PERIOD    FISCAL                 SALES      FISCAL                   SHARES       THROUGH     SHARES         OF
    ENDED    PERIOD  CUMULATIVE   CHARGES/1/   PERIOD     CUMULATIVE   PURCHASED  REINVESTMENT  PURCHASED     SHARES
---------------------------------------------------------------------------------------------------------------------
 08/31/91/2/ $600.00   $600.00    $300.00    $  300.00   $  300.00      29.509          --        29.509      $  307.49
 08/31/92     1,200      1,800     336.42       863.58    1,163.58      79.279       0.661       109.449       1,198.47
 08/31/93     1,200      3,000      72.84     1,127.16    2,290.74      95.976       3.367       208.792       2,872.99
 08/31/94     1,200      4,200      72.84     1,127.16    3,417.90      75.063       4.932       288.787       4,681.25
 08/31/95     1,200      5,400      72.84     1,127.16    4,545.06      67.517      15.261       371.565       5,922.76
 08/31/96/3/  1,200      6,600      72.84     1,127.16    5,672.22      97.452       8.606       892.286       8,101.95
 08/31/97     1,200      7,800      72.84     1,127.16    6,799.38     111.852      31.753     1,035.891      11,363.73
 08/31/98     1,200      9,000      72.84     1,127.16    7,926.54     101.874      45.145     1,182.910      11,462.40
 08/31/99     1,200     10,200      72.84     1,127.16    9,053.70     102.157      67.214     1,352.281      16,376.12


1. Under the terms of this plan, out of a monthly investment of $100.00 made during the first year, $50.00 is deducted as a sales charge.

2. Period from March 29, 1991 (commencement of operations) through August 31, 1991.

3. Includes the effect of a 2 for 1 split of fund shares on March 27, 1996.


SALES CHARGES

The Sponsor receives a Sales Charge to compensate it for creating the Plans and for selling expenses and commissions paid to Securities Dealers. You pay a Sales Charge on each monthly investment. The Sales Charge is highest during the first 12 months of a Plan. For example, on a $50 per month Plan, $25 is deducted from each of the first 12 monthly investments. After the 12th investment, the Sales Charge drops to $3.04 on each subsequent monthly investment. Deductions decrease proportionately on certain larger plans. See the tables on pages 6 and 7.

SALES CHARGE REDUCTIONS

You may be able to reduce Sales Charges by combining Plans to take advantage of the lower Sales Charges on higher monthly investments:

o Two or more Plans purchased at one time may be combined, provided the combined monthly investment is at least $150.


o If you purchase a new Plan(s) or increase your monthly investment under an existing Plan, you may combine the new purchase or increase with any existing, current Plan(s). Further, IRA Plans at $166.66 per month may become eligible for lower Sales Charges if such Plans are included as part of the basis for reduced Sales Charges on new Plans or Plan size increases on existing Plans.


You may combine Plans owned by one or more of the following:

o an individual,

o his or her spouse,


o children or grandchildren under the age of 21, or


o a trustee or other fiduciary of a single trust estate or single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a Plan qualified under Section 401 of the Code).

In the case of Plans purchased at the same time, you must submit all the applications together, along with a cover letter requesting that the Plans be combined to reduce Sales Charges. If you want to combine a new Plan purchase or Plan increase with a current Plan, you or your Securities Dealer must notify us at the time the purchase or increase is made. Two or more Plans may be combined to reduce Sales Charges only so long as you continue to make monthly investments on each Plan.

For rights of accumulation, a Plan is considered to be current if:

1) it has been completed and not redeemed;

2) it has not been completed but has at least as many investments recorded as there are months since the establishment date or since a Plan size increase date; or

3) it is a tax qualified plan or an IRA.

SECURITIES DEALERS AND SALES CHARGES

Securities Dealers receive 75% to 95% of the Sales Charges that you pay. The Sponsor also may pay a bonus or other incentive to Securities Dealers that employ registered representatives who sell a specified dollar amount of the Plans and/or other Franklin Templeton Group funds.

These Securities Dealers are independent contractors. Neither the Sponsor nor the Custodian is responsible for their acts or obligations.

The Securities Dealer that you used to purchase your Plan has the right to all commissions earned during the duration of your Plan. Your Securities Dealer has no obligation to transfer your Plan to another Securities Dealer unless its dealer's agreement with the Sponsor ends. If the Securities Dealer of record chooses to release your Plan to a new Securities Dealer firm, it must first complete, sign, and signature guarantee a release form that can be obtained from us. This form must be returned to and accepted by the Custodian before any change can be made.





                             HOW DO I START A PLAN?

To start a Plan, have your Securities Dealer mail your completed application (which is attached to this prospectus) to the Sponsor with a check for the monthly investment amount of your Plan, made out to Templeton Funds Trust Company. After the Sponsor accepts your application, the Sponsor will send you a confirmation statement showing the number of Plan shares purchased for your account.


You may send your subsequent investments directly to us at:


                      FRANKLIN TEMPLETON DISTRIBUTORS, INC.
                           DEALER MAIN OFFICE SERVICES
                              100 FOUNTAIN PARKWAY
                       ST. PETERSBURG, FLORIDA 33716-1205

We will apply your investments, after deducting Sales Charges, toward the purchase of Plan shares. We cannot accept partial monthly investments.

                       WHAT DISTRIBUTIONS MIGHT I RECEIVE?

All dividends and distributions will be automatically reinvested on the payment date in additional Plan shares at Net Asset Value, unless you choose to receive cash. Net Asset Value will be calculated as described in the fund's prospectus under the heading "Account Policies - Calculating Share Price."

The Net Asset Value per share will decrease by the amount of the dividend and capital gains distributions on the ex-dividend date of the distributions. See "How Taxation Affects Planholders" on page 5.

                               PARTIAL WITHDRAWALS

If you withdraw all your Plan shares, your Plan will terminate. But you may withdraw less than all your Plan shares without terminating your Plan. If you have owned your Plan for at least 45 days, you may withdraw up to 90% of your shares from your account and receive fund shares. Or, you may redeem up to 90% of your shares and receive cash. If you choose to receive cash, you must redeem at least $100, but no more than 90% of the value of the shares. If you redeem 90% of the net asset value of the shares and leave less than $100 in your Plan, we may automatically redeem the entire balance in your Plan.


If you receive cash for your redemption, you may reinvest up to the amount you received without a Sales Charge after 90 days from the date of redemption. We will reinvest your cash based on the current net asset value of fund shares. IRAs may be reinvested after 45 days. We do not limit the number of redemptions you can make, but you must redeem at least $100 each time. If the amount you redeemed exceeds $500, you do not need to reinvest the entire amount you redeemed at once. That is, any reinvestment may equal the amount you redeemed or at least $500, whichever is less.


Your request should be sent to:

                          TEMPLETON FUNDS TRUST COMPANY
                                 P.O. BOX 33030
                       ST. PETERSBURG, FLORIDA 33733-8030


All written withdrawal and redemption requests must be signed by the registered Planholder. We will mail your redemption proceeds to the address we have on our records unless you send us other instructions with a signature guarantee. A partial withdrawal or subsequent reinvestment will not change the total number of monthly investments under your Plan or the unpaid balance of your monthly investments. Although we do not charge you a fee to partially withdraw or redeem, you will be liable for any taxes. Please consult your tax advisor. Please clearly identify your reinvestment request so we can distinguish it from your regular monthly investments.


Ordinarily, we will send you a check within seven days after we receive your request. But if you pay your monthly investment by check, we may delay sending your money until your check has cleared. We will need an instruction letter from you in order to send your proceeds if:

o you redeem more than $50,000,

o the redemption check is made payable to someone other than the Planholder we have on our records, or

o the redemption check is to be sent to an address different from the one we have on our records.

This letter must be signed by all Planholders and must have a signature guarantee.

Additional requirements under the tax laws apply to withdrawals and redemptions from IRAs and retirement plan accounts. You must complete certain forms, which are available from us, before we can process your request. To comply with the Code, we may withhold a portion of your withdrawal or redemption proceeds. We assume no responsibility for determining whether a withdrawal or redemption satisfies applicable tax laws and will not be responsible for any penalties.

                  HOW DO I CANCEL MY PLAN AND OBTAIN A REFUND?

CANCELING WITHIN 60 DAYS

Within 60 days after you purchase a Plan (your purchase date appears on the confirmation statement for your initial payment), we will send you a notice about your cancellation rights. If you elect to cancel within 45 days of when we mail that notice, we will send you a cash refund equal to:

1) the total value of your Plan shares on the date that we receive your cancellation request PLUS

2) all Sales Charges you paid.

CANCELING WITHIN 18 MONTHS

You may cancel your Plan at any time within eighteen months after your purchase date. If you cancel your Plan, we will send you a cash payment equal to:

1) the total value of your Plan shares on the date we receive your request PLUS

2) a refund of all Sales Charges you paid up to the cancellation date MINUS

3) 15% of the total amount you have invested as of that date.

We will send you a written notice about your 18-month cancellation right if:

o after 15 months from your purchase date, you have missed at least 3 monthly investments, or

o you miss at least one monthly investment between your 15th month and your 18th month.

If we have already sent you a notice at 15 months, we will not send you a second notice even if you miss additional monthly investments.

The notice will include your cancellation rights, the value of your account when we send you the notice, and the amount you would receive if you canceled your Plan.

To cancel your Plan, please write us at:

                          TEMPLETON FUNDS TRUST COMPANY
                                 P.O. BOX 33030
                       ST. PETERSBURG, FLORIDA 33733-8030


If your cancellation request involves more than $100,000, we will need a signature guarantee. If you would like to reinstate your Plan and have your redemption proceeds invested after cancellation please see "Reinstating After Termination" below. You may incur taxes if you cancel your Plan. Please consult your tax advisor.


                           HOW DO I TERMINATE MY PLAN?

After your cancellation rights expire, you may terminate your Plan at any time by sending us a written request. Terminating your Plan is different from canceling your Plan because when you terminate, you do not receive a refund of Sales Charges.

You can choose to receive cash or fund shares. If you choose cash, we would withdraw your shares, redeem them and send you the proceeds. We will need a signature guarantee to process your request, which must be signed by all registered Planholders, if:


o you redeem more than $100,000,


o the redemption check is made payable to someone other than the Planholder(s) we have on our records, or

o the check is to be sent to an address different from the one we have on our records.

The redemption price of fund shares will be the Net Asset Value next determined after we receive your request.

If you choose to receive fund shares, your Plan shares will be exchanged for fund shares. Then, you may keep your fund shares or exchange them for shares of certain other Franklin Templeton funds. Exchanges are more fully described in the fund's prospectus under "Investor Services - Exchange Privilege." If you exchange your fund shares for shares of another Franklin Templeton fund, you cannot exchange the other fund's shares back into Templeton Capital Accumulation Fund or Plan shares.

We can suspend your right to redeem your Plan shares when:

o trading on the NYSE is restricted

o the NYSE is closed for other than weekends and holidays, or

o the SEC declares an emergency.

You cannot  withdraw cash from your account (see "Partial  Withdrawals"  on page
10) while your right to redeem Plan shares is suspended.


REINSTATING AFTER TERMINATION

If you terminate your Plan, you may reinstate your Plan and have your redemption proceeds invested within 90 days without any Sales Charges by re-opening an identically registered Plan. To use this privilege, we must receive your reinstatement request and payment within 90 days after you terminated your Plan. We will invest your redemption proceeds based on the net asset value per fund share next determined after we receive your request and payment. You may use this privilege only once. You may incur taxes on your reinstatement. Please consult your tax advisor.

You may use this replacement privilege if you have terminated your Plan. You may use the partial withdrawal privilege if you do not want to terminate your Plan (see "Partial Withdrawals" on page 10).

If you cancel your Plan (see "How Do I Cancel My Plan and Obtain a Refund?" on page 11) and want to reinvest the proceeds, any refunded Sales Charges will be deducted from your reinvestment.


AUTOMATIC TERMINATION


We will terminate your Plan after you have made 300 monthly investments or if fund shares are not available and we have not made a substitution, as described under "How Do the Plans Invest Their Assets? - A Change in the Underlying Investment" on page 4.


We will send you a written notice 60 days before we actually terminate your Plan. On termination, we may liquidate all your Plan shares, or enough Plan shares to pay all Sales Charges.

You will not receive interest on any of your cash balances. If you do not terminate your Plan within 60 days after we send you written notice, we will mail you the shares or a check to the address noted on your Plan records. At this point, you will have no rights under the Plan. But if the shares or the check are returned to us undelivered, we will hold these assets for your benefit, subject only to state law.

                 TRANSACTION PROCEDURES AND SPECIAL REQUIREMENTS

SHARE PRICE

The Plans invest in the fund at Net Asset Value. The fund's Net Asset Value is based on the value of the securities the fund owns. Since the fund primarily invests in common stocks, the value of its securities and the net asset value of its shares fluctuate depending upon the stock market. In other words, if the stock market declines, so will the value of the fund's securities and the Net Asset Value of its shares. We base the value of Plan shares on the Net Asset Value of fund shares. One Plan share equals one fund share, and the Net Asset Value of a Plan share equals the Net Asset Value of a fund share. As a result, the value of Plan shares also will fluctuate depending on the stock market, the value of the fund's securities and the Net Asset Value of fund shares.

A Plan calls for monthly investments regardless of the value of Plan or fund shares. As a result, you should consider your tolerance for risk and volatility before investing. A Plan offers no assurance against loss and does not eliminate the risk of owning any security. If you terminate your Plan when the value of your Plan shares is less than their cost, you will lose money.

SIGNATURE GUARANTEES

You can have your signature guaranteed by an eligible guarantor. Eligible guarantors include:

o banks, savings and loans associations, trust companies, industrial loan companies and credit unions,

o national securities exchanges, registered securities associations and clearing agencies,

o broker-dealers that are members of a national securities exchange or a clearing agency or that have minimum net capital of $100,000, or

o institutions that participate in a recognized signature medallion program.

A notarized signature is not sufficient. We may require signature guarantees on various cash transactions. Also, we require a signature guarantee to transfer Plan shares, or if we believe that it would protect against potential confusion or claims. For example, we may require a signature guarantee when:

o we are unable to confirm the current address of one or more joint owners of an account,

o multiple owners have a dispute or give us inconsistent instructions,

o we have been notified of a potential claim,

o we receive instructions from an agent, not the actual registered owner,

o we determine that joint owners who are married to each other are separated or may be in divorce proceedings, or

o we are not satisfied that a representative of a corporation, partnership, association, or other entity has proper authority.

TELEPHONE TRANSACTIONS

You may redeem Plan shares by telephone unless you tell us in writing not to allow telephone transactions. If you change your mind, you must send us written instructions to authorize telephone transactions for your Plan. These written instructions must be signed by each Planholder, with a signature guarantee.

Telephone transactions are very convenient, but carry some risk. For your protection, we will ask for information to confirm the identity of the caller and whether the transaction is legitimate. We may delay or refuse a transaction if we are not reasonably satisfied that the transaction is legitimate. We may record your telephone call.

We are not responsible for any loss that occurs if we delay or refuse a telephone transaction, or if you are unable to execute a transaction by telephone. We also are not responsible for any loss if we follow instructions by phone that we reasonably believe are genuine.

You should not have any difficulty in reaching us by phone. If you do, you may ask your Securities Dealer for assistance or send us written instructions. Please refer to the sections of this prospectus that discuss the transaction you would like to make or call the TCAP Dedicated Service Group at 1-888/881-TCAP.

INDIVIDUAL RETIREMENT ACCOUNTS

You may be eligible to set up an IRA. We offer an IRA Agreement for investment in the Plans through Franklin Templeton Trust Company (FTTC), an affiliate of the Custodian. Under the Agreement, FTTC provides custodial and other services to you for an annual service fee of $10.00. FTTC is qualified under IRS regulations to act as an IRA custodian.

You may start an IRA by executing the IRA Application and by making the initial Plan investment. Under current law, your maximum annual contribution is limited to the lesser of 100% of your compensation or $2,000. A second account may be set up for a non-working spouse, and the maximum contribution for both accounts is $4,000. If you or your spouse participate in a tax-qualified or government-approved retirement plan, your IRA contributions may or may not be tax deductible, depending on your income.

YOU SHOULD KNOW THAT CONTRIBUTIONS IN EXCESS OF THESE LIMITS, PREMATURE DISTRIBUTIONS, AND/OR INSUFFICIENT WITHDRAWALS AFTER AGE 70 1/2 MAY RESULT IN SUBSTANTIAL ADVERSE TAX CONSEQUENCES. In addition to your regular monthly investments, once each year you may invest an additional amount to bring your total investment for the year up to the exact amount authorized by the IRS for your IRA. "Rollover contributions," as defined in IRS regulations, are also allowed. Odd amounts, not in exact multiples of the monthly investment unit, will be accepted for all rollovers and transfers into IRAs. An IRA may not be established by changing the registration of an existing plan. You should inform the Custodian of the nature of your contribution when you send it in to prevent rejection.

A Roth IRA established by conversion of a Plan regular IRA shall not be considered to create a new Plan.

We invest your contributions on the day they are received by the Custodian. Within seven days of making your initial contribution, you may ask us in writing to revoke your IRA account and receive the greater of the net asset value of your account (including the Sales Charges) or the amount that you contributed.

TAX-SHELTERED RETIREMENT PLANS

You may purchase a Plan to establish a tax-sheltered retirement plan, including a custodial account under Section 403(b) of the Code (403(b) accounts) or a qualified retirement plan under Section 401(a) of the Code (QRPs). A tax-sheltered retirement plan may not be established by changing the registration of an existing plan. FTTC may serve as either trustee or custodian for these plans. FTTC currently charges a fee of $10.00 per year for maintaining each 403(b) account or QRP. QRPs may only be established if your Securities Dealer is not considered a fiduciary, as that term is defined in Section 3(21) of the Employee Retirement Income Security Act of 1974.

If you establish a Plan in a 403(b) account or QRP, you likely will release any cancellation and refund rights that you may have under the Plan (see "How Do I Cancel My Plan and Obtain A Refund?" on page 11) because of the withdrawal restrictions of your 403(b) account or QRP. To establish a 403(b) account or QRP, you must sign a form, supplied by your Securities Dealer, acknowledging the restrictions on your cancellation and refund rights.

TRANSFERRING YOUR PLAN

You may transfer your Plan to another person, such as a relative, charitable institution or trust, who will only have the right to fully withdraw from the Plan. Or, you can transfer your Plan to another person, trustee or custodian that is acceptable to us and who has applied to us for a similar Plan. If you would like to transfer your Plan to someone else, please contact us and we will give you the appropriate form. Transfers may be subject to tax. Please consult your tax advisor.

                      SERVICES TO HELP YOU MANAGE YOUR PLAN

AUTOMATIC INVESTMENT PROGRAM


Our automatic investment program offers a convenient way to invest in a Plan. Under the program, you can have money transferred automatically from your checking or savings account to a Plan each month to buy additional shares. Military service members may also fund their plans using Military Government Allotment. If you are interested in this program, please contact your investment representative. The market value of fund shares may fluctuate and a systematic investment program such as this will not assure a profit or protect against a loss. You may discontinue the program at any time by sending written notice to us, which must be received at least 10 days prior to the collection date.


CHANGING THE AMOUNT OF YOUR MONTHLY INVESTMENT

You may increase or decrease your Plan's fixed monthly investment by sending or having your Securities Dealer send us written notice and a new Plan application. You may choose any monthly investment amount shown in the tables on pages 6 and
7. The Sales Charges that you pay will be adjusted to reflect your change.

o You may increase your monthly investment at any time.

o If you increase your monthly investment, you have 12 months to change your mind, but you may not decrease your Plan lower than your original monthly investment amount.

o In the first 12 months of your Plan, you may decrease your monthly investment by 50%.

The Sales Charges already paid on the existing Plan will be credited to the Sales Charge applicable to the new Plan. Excess Sales Charges will be invested at net asset value on the day the change occurs while amounts still due will be deducted as an expense to the new Plan account.

MAKING INVESTMENTS AHEAD OF SCHEDULE

If you wish to complete your plan ahead of schedule, you may make up to 24 investments (including your regular monthly investments) in each calendar year. You may also make additional advance investments in lump sum amounts, but the these lump sum investments may not exceed 24 investments in total over the life of your Plan. These prepayment rules may be waived for a transfer or rollover into a tax-qualified retirement plan, or in the event of your death to allow your Plan to be completed at one time by your estate or beneficiary. Monthly investments may also be paid in lump sum amounts to make a plan that is in arrears current. You pay the same Sales Charges when you make advance investments.


A Plan is considered current if: (1) it has been completed and not redeemed; (2) it has not been completed but you have made at least as many investments as there are months since the Plan began or since a Plan size increase; or (3) it is a tax qualified plan or an IRA.


EXTENDED INVESTMENT OPTION

Under our Extended Investment Option, you may continue to make monthly investments for up to an additional 120 investments after completing all 180 scheduled investments. The Sales Charge on each monthly investment will be the same as the charge on your last scheduled investment under your Plan.


All Extended Investment Options will end after a total of 300 monthly investments.




SYSTEMATIC WITHDRAWAL PROGRAM

When you complete your 180 investments, you may make regular cash withdrawals under our Systematic Withdrawal Program. Under this program, we will redeem enough of your Plan shares to provide regular cash payments to you of $50 or more on a monthly, quarterly, semiannual or annual basis. To participate in the program, the value of your account must be at least $5,000. There are no charges for withdrawals under our Systematic Withdrawal Program. Except for the $50 minimum, there is no limit on the size of your withdrawals. You may change the amount of your cash withdrawal or discontinue it at any time. Please call the TCAP Dedicated Service Group at 1-888-881-TCAP for information on how to establish a Systematic Withdrawal Program.

Please note that:

o Withdrawals in excess of dividends and distributions may exhaust your account, and cannot be considered as income on your investment.

o You may realize a gain or loss for tax purposes on each cash withdrawal.

o If you own two or more Plans, it probably is not in your financial interest to withdraw cash from a completed Plan while still making regular investments on an uncompleted Plan.

o You may not receive dividends and distributions in cash while you are receiving cash withdrawals under the program.

If your Plan is part of an IRA and you are age 591/2 or older, you may participate in the program even if you have not completed your 180 investments under the Plan. For retirement plans subject to mandatory distribution requirements, the $50 minimum will not apply.

You will generally receive your payment by the end of the month in which a payment is scheduled. When you sell your shares under a Systematic Withdrawal Program, it is a taxable transaction.

You may discontinue the Systematic Withdrawal Program, change the amount and schedule of withdrawal payments, or suspend one payment by notifying us in writing at least 7 business days before the end of the month preceding a scheduled payment.

ELECTRONIC FUND TRANSFERS

You may choose to have dividend and capital gain distributions or payments under the Systematic Withdrawal Program sent directly to a checking or savings account. If the account is with a bank that is a member of the Automated Clearing House, the payments may be made automatically by electronic funds transfer. If you choose this option, please allow at least 15 days for initial processing. We will send any payments made during that time to the address of record on your account.

TELEFACTS(R)


Our TeleFACTS system offers around-the-clock access to information about your account or to obtain price and performance information about the fund. This service is available from touch-tone phones at 1-800/247-1753. For a free TeleFACTS brochure, call 1-888/881-TCAP.


STATEMENTS AND REPORTS TO PLANHOLDERS


You will receive quarterly account statements that show all your Plan account transactions during the quarter. You also will receive written notification after each transaction affecting your account (except for distributions and transactions made through automatic investment or withdrawal programs, which will be reported on your quarterly statement). You also will receive the fund's financial reports every six months. If you need additional copies, please call the TCAP Dedicated Service Group at 1-888/881-TCAP.






                    WHAT IF I HAVE QUESTIONS ABOUT MY PLAN?

If you have any questions about your Plan, you may write:

                      FRANKLIN TEMPLETON DISTRIBUTORS, INC.
                           DEALER MAIN OFFICE SERVICES
                              100 FOUNTAIN PARKWAY
                       ST. PETERSBURG, FLORIDA 33716-1205

You may also contact us by phone at the number listed below.

DEPARTMENT NAME                      TELEPHONE NO.        HOURS (PACIFIC TIME,
                                                         MONDAY THROUGH FRIDAY)
-------------------------------------------------------------------------------
TCAP Dedicated Service Group        1-888/881-TCAP        6:00 a.m. to 5:00 p.m.

For your protection and to help ensure we provide you with quality service, all calls may be monitored or recorded.





                              FINANCIAL STATEMENTS

                          INDEPENDENT AUDITOR'S REPORT

To the Board of Directors of
Franklin/Templeton Distributors, Inc., Sponsor
And the Planholders of Templeton Capital
Accumulation Plans

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Templeton Capital Accumulation Plans (the "Plans") at August 31, 1999, and the results of its operations and the changes in its net assets for the year then ended, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Plan's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above. The financial statements for the year ended August 31, 1998 were audited by other independent accountants whose report dated November 13, 1998 expressed an unqualified opinion on those financial statements.

/s/PRICEWATERHOUSECOOPERS LLP

New York, New York
November 12, 1999








                          INDEPENDENT AUDITOR'S REPORT

To the Board Of Directors of
Franklin/Templeton Distributors, Inc., Sponsor
And the Planholders of Templeton Capital
Accumulation Plans

We have audited the accompanying statements of operations and changes in net assets for the years ended August 31, 1998 and 1997 of the Templeton Capital Accumulation Plans (the "Plans"). These financial statements are the responsibility of the Plan's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the results of operations and changes in net assets of Templeton Capital Accumulation Plans for the periods indicated, in conformity with generally accepted accounting principles.

/s/MCGLADREY & PULLEN, LLP

New York, New York
September 29, 1998





                      TEMPLETON CAPITAL ACCUMULATION PLANS
                       FOR THE ACCUMULATION OF SHARES OF
                    TEMPLETON CAPITAL ACCUMULATOR FUND, INC.

                       STATEMENT OF ASSETS AND LIABILITIES
                                 AUGUST 31, 1999

ASSETS

Templeton Capital Accumulator Fund, Inc. shares, at
  value (average cost, $223,505,616)                             $288,062,231

LIABILITIES                                                                --
                                                                 -------------


NET ASSET

Net assets (equivalent to $12.112 per share based on
23,783,209 Plan shares held for outstanding Plans) Note 2)       $288,062,231
                                                                 ============




                            STATEMENTS OF OPERATIONS
                   YEARS ENDED AUGUST 31, 1999, 1998 AND 1997


                                                                   1999             1998              1997
                                                                -----------     -------------     -------------
Investment Income:
  Distributions received on shares of Templeton
    Capital Accumulator Fund Inc. from:
    Net investment income                                       $ 3,750,602      $ 3,043,138       $ 2,264,084
    Realized gains                                                7,402,675        4,706,723         1,745,754
                                                                -----------------------------------------------
                                                                 11,153,277        7,749,861         4,009,838
Expenses (Note 3)                                                        --               --                --
                                                                -----------------------------------------------
      NET INVESTMENT INCOME                                      11,153,277        7,749,861         4,009,838
Realized and unrealized gain (loss) on investments:
   Net realized gain on complete and partial terminations,
     including Fund shares withdrawn at market value            $ 4,375,330      $ 2,835,931       $ 1,825,361
   Unrealized appreciation (depreciation) during the period      50,350,383      (28,811,639)       24,576,860
                                                                -----------------------------------------------
      NET GAIN (LOSS) ON INVESTMENTS                             54,725,713      (25,975,708)       26,402,221
                                                                -----------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS        $65,878,990     $(18,225,847)      $30,412,059
                                                                ================================================





                       See Notes to Financial Statements.



                      TEMPLETON CAPITAL ACCUMULATION PLANS
                        FOR THE ACCUMULATION OF SHARES OF
                    TEMPLETON CAPITAL ACCUMULATOR FUND, INC.


                       STATEMENTS OF CHANGES IN NET ASSETS
                   YEARS ENDED AUGUST 31, 1999, 1998 AND 1997



                                                                    1999             1998             1997
                                                              ---------------   ---------------   ---------------
Increase (decrease) in net assets from:
  Operations
    Net investment income                                      $ 11,153,277      $ 7,749,861       $ 4,009,838
    Net realized gain on plan terminations                        4,375,330        2,835,931         1,825,361
    Unrealized appreciation (depreciation) for the period
     on plan shares held                                         50,350,383      (28,811,639)       24,576,860
                                                               --------------------------------------------------
       NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS     65,878,990      (18,225,847)       30,412,059
     Distributions to planholders                               (11,153,277)      (7,749,861)       (4,009,838)
       Transactions in Fund shares (Note 2)                      43,739,788       45,368,166        37,229,624
                                                               --------------------------------------------------
       NET INCREASE IN NET ASSETS                              $ 98,465,501     $ 19,392,458      $ 63,631,845
                                                               ==================================================
NET ASSETS:
     Beginning of year                                          189,598,730      170,204,272       106,572,427
                                                               --------------------------------------------------
     End of year                                               $288,062,231     $189,596,730      $170,204,272
                                                               ==================================================






                       See Notes to Financial Statements.

                          NOTES TO FINANCIAL STATEMENTS

1. SUMMARY OF ACCOUNTING POLICIES

Templeton Capital Accumulation Plans (the "Plan") is a unit investment trust registered under the Investment Company Act of 1940. The Plan invests only in shares of Templeton Capital Accumulator Fund, Inc. (the "Fund"). The following is a summary of the significant accounting policies followed in the preparation of its financial statements:

     a. VALUATION OF SECURITIES. The Plan's investments in the Fund are valued at the net asset value of Fund shares held.

     b. INCOME TAXES. No provision is made for Federal income taxes. The Internal Revenue Code provides that the Plan is not treated as a separate taxable entity; rather the Planholders are treated as directly owning the Fund's shares accumulated in their accounts.

     c. OTHER. Fund share transactions are recorded on the trade date. Dividend income and capital gain distributions are recorded on the ex-dividend date. The cost of the Plan's investment in Fund shares is computed using the average cost method and gain or loss on redemption of Fund shares is computed using this method.

     d. ACCOUNTING ESTIMATES. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. TRANSACTIONS IN FUND SHARES

As of August 31, 1999, the Plan held 23,783,209 shares of the Fund. Transactions in Fund shares for the years ended August 31, 1999, 1998 and 1997 were as follows:

                                                            1999                        1998                     1997
                                             ---------------------------   --------------------------   ----------------------
                                                 Amount        Shares         Amount       Shares         Amount       Shares
------------------------------------------------------------------------------------------------------------------------------
Planholder payments                          $ 60,600,000                  $56,183,512                 $46,632,039
Less: sales charges                             4,466,661                    6,148,670                   5,140,712
                                             ---------------------------------------------------------------------------------
Balance invested in Fund shares                56,133,339     5,135,029     50,034,842    4,444,049     41,491,327   4,161,074
Distributions reinvested in Fund shares        11,153,277     1,158,746      7,749,861      709,141      4,009,838     438,885
Redemption and withdrawals
 in Fund shares                               (23,546,828)   (2,084,872)   (12,416,537)  (1,101,389)    (8,271,541)   (817,091)
                                             ---------------------------------------------------------------------------------
                                             $ 43,739,788     4,208,903    $45,368,166    4,051,801    $37,229,624   3,782,868
                                             ==================================================================================


3. SPONSOR AND CUSTODIAN

Franklin/Templeton Distributors, Inc. as Sponsor of the Plan received net sales and creation charges, after commissions paid to authorized brokers and dealers, of $597,865, $615,973 and $529,236 for the years ended August 31, 1999, 1998 and
1997, respectively. Expenses of operating the Plan are paid by the Sponsor. Templeton Funds Trust Company ("TFTC") serves as Custodian. No other compensation is paid by the Plan to either the Sponsor or the Custodian except that TFTC receives a $10 annual service fee from each Individual Retirement Account established by planholders.

4. SOURCE OF NET ASSETS

The Plan's net assets as of August 31, 1999 were composed of the following amounts:

Amount paid in by planholders, net of sales and
 creation charges                                           $240,796,924
Distributions reinvested                                      27,319,717
Payment of redemption proceeds to planholders                (54,980,672)
Accumulated gain on plan terminations                         10,369,646
Unrealized appreciation of investments                        64,556,616
                                                            ------------
    Net assets applicable to planholders                    $288,062,231
                                                            ============



                        REPORT OF INDEPENDENT ACCOUNTANTS

Franklin/Templeton Distributors, Inc.

In our opinion, the accompanying consolidated statement of financial condition presents fairly, in all material respects, the consolidated financial position of Franklin/Templeton Distributors, Inc. (a wholly-owned subsidiary of Franklin Resources, Inc.) and subsidiaries as of September 30, 1999, in conformity with generally accepted accounting principles. This financial statement is the responsibility of the Company's management; our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit of this financial statement in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.

/s/PRICEWATERHOUSECOOPERS LLP

San Francisco, California
November 5, 1999





             FRANKLIN/TEMPLETON DISTRIBUTORS, INC. AND SUBSIDIARIES

                  CONSOLIDATED STATEMENT OF FINANCIAL CONDITION
                               SEPTEMBER 30, 1999

ASSETS
Cash and cash equivalents...........................................  $  82,456,070
Commissions and distribution fees receivable........................     52,777,379
Receivable from Franklin Templeton Funds............................     12,659,164
Investment securities (including $25,814,542 of available for sale).     31,948,318
Deferred sales commission, net......................................     35,597,037
Due from parent and affiliates......................................     60,884,946
Property and equipment, net.........................................      5,829,849
Intangible assets, net..............................................    614,183,993
Prepaid expenses and other..........................................      3,005,147
                                                                      --------------
Total asset.........................................................  $ 899,341,903
                                                                      =============
LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:

 Commissions and distribution fees payable to dealers...............  $  45,630,608
 Trade payables and accrued expenses................................     59,398,003
 Due to affiliates..................................................     26,372,279
                                                                      -------------
Total liabilities...................................................    131,400,890
                                                                      -------------
Commitments (Note 6)
Stockholder's equity:

 Common stock, $1.00 par value, 20,000 shares authorized;
  2,355 shares issued and outstanding...............................          2,355
 Capital in excess of par value.....................................  1,192,490,444
 Accumulated other comprehensive income.............................      2,132,915
 Other..............................................................     (2,355,813)
 Accumulated deficit................................................   (424,328,888)
                                                                      --------------
Total stockholder's equity..........................................    767,941,013
                                                                      --------------
 Total liabilities and stockholder's equity......................... $  899,341,903
                                                                     ===============





The accompanying notes are an integral part of this consolidated financial statement.



                    NOTES TO CONSOLIDATED FINANCIAL STATEMENT

1. NATURE OF BUSINESS AND REORGANIZATION

Franklin/Templeton Distributors, Inc. (the Company) is a wholly-owned subsidiary of Franklin Resources, Inc. (FRI). The Company is registered with the Securities and Exchange Commission as a broker dealer and serves as the principal underwriter for the Franklin, Templeton and Mutual Series funds (the Funds).

In April 1999, two investment advisory entities, wholly-owned subsidiaries of FRI, were reorganized as subsidiaries of the Company. The reorganization of the subsidiaries has been accounted for in a manner similar to a pooling of interests because the Company and its two subsidiaries were under common control prior to the reorganization. Accordingly, all prior period consolidated financial statements presented have been restated to include the combined results of operations, financial position and cash flows of the subsidiaries as though they had always been a part of the Company.

The Company acts as a distributor for its sponsored Funds and receives commission and distribution fees. Commissions are earned primarily from fund sales. Distribution fees are generally based on the level of assets under management. These distribution fees include 12b-1 fees, paid by the funds in reimbursement for distribution expenses incurred up to a maximum allowed by each fund. A significant portion of underwriting commissions and distribution fees are paid to selling intermediaries.

The Company's subsidiaries are registered investment advisors with the Securities and Exchange Commission. They earn revenue from providing investment advisory services to its sponsored Funds. All services are provided under contracts that set forth the fees to be charged, usually based upon the level of assets in each fund. The contracts are subject to periodic review by the Funds' Board of Directors/Trustees and shareholders.

2. SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The consolidated financial statements are prepared in accordance with generally accepted accounting principles which require the use of estimates made by management. Actual amounts may differ from these estimates. The consolidated financial statements include the accounts of Franklin/Templeton Distributors, Inc. and its majority-owned subsidiaries. All material intercompany accounts and transactions between the Company and its subsidiaries have been eliminated from the consolidated financial statements.

COMPREHENSIVE INCOME

During the year ended September 30, 1999, the Company adopted Statement of Financial Accounting Standards No. 130 ("SFAS 130"), "Reporting Comprehensive Income." SFAS 130 establishes the disclosure requirements for reporting comprehensive income in an entity's financial statements. Total comprehensive income includes net loss and unrealized gains and losses on available-for-sale securities. There was no impact on previously reported net loss arising from the adoption of SFAS 130.

REVENUE RECOGNITION

Commissions on mutual fund share sales are recorded based on trade date. Investment management and distribution fees are accrued as earned.

ADVERTISING AND PROMOTION

Costs of advertising and promotion are expensed as incurred.

CASH AND CASH EQUIVALENTS

Cash and cash equivalents consist of demand deposits with banks and amounts held in a money market fund for which an affiliate acts as investment adviser. Due to the relatively short-term nature of these instruments, the carrying value approximates fair value.

INVESTMENT SECURITIES

Investment securities consist of investments in the Funds, which are carried at fair value. Fair values are based on the last reported net asset value.

Unrealized gains and losses on available-for-sale securities are reported within other comprehensive income as a separate component of stockholder's equity until realized. Realized gains and losses are recognized on the specific identification method.

DEFERRED SALES COMMISSIONS

Sales commissions paid to financial intermediaries in connection with the sale of certain Funds are deferred and amortized on a straight-line basis over a period of up to eighteen months, the period in which management estimates that they will be recovered from distribution plan payments and from contingent deferred sales charges.

ALLOCATION OF INTERCOMPANY COSTS

Certain management, computer, accounting and other administrative costs are allocated to the Company by its affiliates. These allocations are based on estimates and assumptions that are periodically reviewed and adjusted by management.

TAXES ON INCOME

The Company is included in the consolidated federal and combined California income tax returns of FRI. FRI allocates these income taxes to the Company using the separate return method with the exception that FRI does not allocate to the Company tax benefits arising from its net operating losses. The Company files its New Jersey state income tax returns on a separate basis.

Deferred taxes as of September 30, 1999 relate primarily to intangible asset amortization, depreciation on property and equipment and compensation accruals. A valuation allowance has been recognized for all deferred amounts.

PROPERTY AND EQUIPMENT

Property and equipment are recorded at cost and are depreciated on the straight-line basis over their estimated useful lives. Expenditures for repairs and maintenance are charged to expense when incurred.

INTANGIBLE ASSETS

Intangible assets consist of the estimated value of goodwill, mutual fund management and other contracts. Assets are being amortized over various lives ranging from 5 to 40 years. The Company has evaluated the potential impairment of these assets on the basis of the expected future undiscounted operating cash flows without interest charges to be derived from these assets in relation to the carrying values and have determined that there is no impairment. At some future period, if such evaluations indicate that the carrying value of these assets cannot be recovered using this test, the assets will be adjusted to their fair values.

3. INVESTMENT SECURITIES

Investments, available-for-sale, at September 30, 1999:

                                                     1999
                            ---------------------------------------------------
                                             GROSS          GROSS
                                          UNREALIZED     UNREALIZED      FAIR
                             COST            GAIN          LOSS         VALUE
                            ---------------------------------------------------
Sponsored Funds            $22,804,637    $3,009,905       $--      $25,814,542


4. INTANGIBLE ASSETS

The following is a summary of intangible assets at September 30, 1999:

                                                        AMORTIZATION
                                                           PERIOD
                                                          IN YEARS     1999
-------------------------------------------------------------------------------
     Goodwill..........................................     40     $126,169,051
     Management contracts..............................     40      510,490,000
     Other intangibles.................................    5-15      31,546,000
                                                                   ------------
     Less accumulated amortization...............                   (54,021,058)
                                                                   ------------
                                                                   $614,183,993
                                                                   ============

5. PROPERTY AND EQUIPMENT

The following is a summary of property and equipment at September 30, 1999:

     Furniture and equipment....................................    $13,334,692
     Less accumulated depreciation..............................     (7,504,843)
                                                                   ------------
                                                                    $ 5,829,849
                                                                   ============

6. COMMITMENTS

The Company leases automobiles and office equipment and office space under agreements expiring at various dates through fiscal year 2004 which are accounted for as operating leases. Lease commitments under non-cancelable operating leases as of September 30, 1999 are:

        2000....................................................    $1,115,421
        2001....................................................     1,124,241
        2002....................................................     1,180,356
        2003....................................................     1,183,056
        2004...................................................      1,183,056
                                                                   ------------
                                                                    $5,786,130
                                                                   ============

7. EMPLOYEE BENEFIT AND INCENTIVE PLANS

FRI sponsors a defined contribution and profit sharing plan covering substantially all employees of FRI and its subsidiaries. The plan is funded on an annual basis as determined by the Board of Directors of FRI.

FRI sponsors an Annual Incentive Plan and other incentive programs covering certain employees of FRI and its U.S. subsidiaries.

8. RELATED PARTY TRANSACTIONS

FRI has agreed to continue to provide the financial support necessary to fund the Company's operations.

9. NET CAPITAL REQUIREMENT

The Company is subject to the net capital rule (Rule 15c3-1) of the Securities and Exchange Commission. In accordance with Rule 15c3-1, the Company is required to maintain a minimum net capital of $5,000 and to maintain a ratio of aggregate indebtedness to net capital, both as defined, not in excess of 15 to 1. Rule 15c3-1 also provides that equity capital may not be withdrawn or cash dividends paid if the resulting indebtedness to net capital ratio would exceed 10 to 1. At September 30, 1999, the Company had net capital of $29,755,067 which was $23,563,390 in excess of its required net capital of $6,191,677. The Company's ratio of aggregated indebtedness to net capital was 3.12 to 1.





GLOSSARY

1933 ACT - Securities Act of 1933, as amended

1940 ACT - Investment Company Act of 1940, as amended

CODE - Internal Revenue Code of 1986, as amended

CUSTODIAN - Templeton Funds Trust Company, also referred to as TFTC

DISTRIBUTORS - Franklin Templeton Distributors, Inc., the principal underwriter. Also referred to as the Sponsor.


FRANKLIN TEMPLETON FUNDS - The U.S. registered Franklin Templeton mutual funds, except Franklin Templeton Variable Insurance Products Trust, Templeton Capital Accumulator Fund, Inc., and Templeton Variable Products Series Fund.


FRANKLIN TEMPLETON GROUP - Franklin Resources, Inc., a publicly owned holding company, and its various subsidiaries


FRANKLIN TEMPLETON GROUP OF FUNDS - All U.S. registered investment companies in the Franklin Templeton Group of Funds


FTTC - Franklin Templeton Trust Company, an affiliate of Distributors and both are wholly owned subsidiaries of Resources.

FUND - Templeton Capital Accumulator Fund, Inc., the underlying investment for the Plans.

INVESTMENT COUNSEL - Templeton Investment Counsel, Inc., the Fund's investment manager

IRA - Individual retirement account or annuity qualified under section 408 of the Code

IRS - Internal Revenue Service

NASD - National Association of Securities Dealers, Inc., a non-profit self-regulatory organization operating under the supervision of the SEC.

NET ASSET VALUE (NAV) - The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

NYSE - New York Stock Exchange

OFFERING PRICE - The public offering price of Plan shares is based on the Net Asset Value per share of the fund, plus Sales Charges. One Plan share equals one fund share. The public offering price of fund shares is Net Asset Value per share. Shares of the fund may be initially acquired through an investment in Templeton Capital Accumulation Plans. The charges for the first year of a Plan can amount to 50% of the amounts paid during that year under the Plan.

PLANS - The Templeton Capital Accumulation Plans

RESOURCES - Franklin Resources, Inc.

SAI - Statement of Additional Information

SALES CHARGES - The Sponsor receives compensation for creating your Plan and for selling expenses and commissions to dealers, which is deducted from each monthly investment as a Sales Charge.

SEC - U.S. Securities and Exchange Commission

SECURITIES DEALER - A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the fund. This reference is for convenience only and does not indicate a legal conclusion of capacity.

SPONSOR - Franklin Templeton Distributors, Inc., the principal underwriter. Also referred to as Distributors.

TELEFACTS(R) - Franklin Templeton's automated customer servicing system

TFTC - Templeton Funds Trust Company, the custodian for the Plans as described in the Plan prospectus

WE/OUR/US - Unless the context indicates a different meaning, these terms refer to the Plan trust, the Sponsor and/or the Custodian.






APPENDIX

                      OFFICERS AND DIRECTORS OF THE SPONSOR

The following sets forth the directors and executive officers of the Sponsor:


Charles B. Johnson, Chairman of the Board and Director, is Director, Chairman of the Board and Chief Executive Officer of Franklin Resources, Inc. and Director and Chairman of the Board of Franklin Advisers, Inc., Franklin Investment Advisory Services, Inc.; Director, Franklin/Templeton Investor Services, Inc. and Franklin Templeton Services, Inc.

Gregory E. Johnson, Chairman of the Board, is President, Member Office of the President, of Franklin Resources, Inc. and Vice President, Franklin Advisers, Inc.

Rupert H. Johnson, Jr., Executive Vice President and Director, is Vice Chairman, Member Office of the Chairman and Director of Franklin Resources, Inc., Director of Franklin Advisers, Inc. and Franklin Investment Advisory Services, Inc.; Senior Vice President, Franklin Advisory Services, LLC; Director, Franklin/Templeton Investor Services, Inc.; and Director and Chairman of the Board of Franklin Management, Inc.

Harmon E. Burns, Executive Vice President and Director, is Vice Chairman, Member-Office of the Chairman and Director of Franklin Resources, Inc. and Franklin Templeton Services, Inc. and Executive Vice President of Franklin Advisers, Inc.; Director, Franklin Investment Advisory Services, Inc. and Franklin/Templeton Investor Services, Inc.

Charles E. Johnson, Senior Vice President, is Director and President, Member Office of the President, of Franklin Resources, Inc., President and Director, Templeton Worldwide, Inc.; President and Chief Executive Officer, Templeton/Franklin Investment Services, Inc.; Director and Chairman, Templeton Investment Counsel, Inc.; Director and Chairman of the Board, Franklin Agency, Inc., and President of Franklin Advisers, Inc.

Peter D. Jones, President.

Daniel T. O'Lear, Executive Vice President.

Harry G. Mumford, Jr., Senior Vice President, is Executive Vice President and President, Bank Trust Sales Division of Templeton/Franklin Investment Services, Inc.


Deborah R. Gatzek, Senior Vice President and Assistant Secretary, is Senior Vice President and General Counsel of Franklin Resources; Senior Vice President Franklin Templeton Services, Inc. and Templeton/Franklin Investment Services, Inc.; Executive Vice President, Franklin Advisers; Vice President of Franklin Advisory Services, LLC and Franklin Mutual Advisers, LLC; Vice President, Chief Legal Officer and Chief Operating Officer, Franklin Investment Advisory Services, Inc.

Leslie M. Kratter, Secretary, is Vice President and Secretary of Franklin Resources, Inc. and Secretary of Franklin Advisers, Inc., Franklin Advisory Services, Inc., Franklin Investment Advisory Services, Inc., Franklin/Templeton Investor Services, Inc., Franklin Templeton Services, Inc., Templeton Worldwide, Inc., Franklin Agency, Inc., Templeton/Franklin Investment Services, Inc. and Franklin Management, Inc.

Philip J. Kearns, Vice President, is Vice President of Franklin Agency, Inc.

Jack Lemein, Vice President, is Executive Vice President of Franklin Advisers, Inc. and Vice President of Franklin Management, Inc.

Vivian J. Palmieri, Vice President, is Vice President of Franklin Investment Advisory Services, Inc.

Kenneth A. Lewis, Treasurer, Senior Vice President and Controller of Templeton Worldwide, Inc., Vice President and Controller of Franklin Resources, Inc., Controller and Principal Accounting Officer, Franklin Templeton Services, Inc., Controller of Franklin Advisers, Inc., Franklin Advisory Services, Inc., Franklin Investment Advisory Services, Inc., Franklin/Templeton Investor Services, Inc., Franklin Agency, Inc., Templeton/Franklin Investment Services, Inc., and Franklin Management, Inc.

Other Senior Vice Presidents of the Sponsor include Edward V. McVey, Phil Edelstein, John R. McGee, Kent P. Strazza, Robert N. Geppner and Jimmy A. Escobedo.

Other Vice Presidents of the Sponsor include Mike Hackett, Ken Leder, Bert W. Feuss and Laura Komar.

All officers and employees of the Sponsor are covered by a blanket bond in the amount of $175,000,000.

Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers and the father and uncle, respectively, of Charles E. Johnson and Gregory E. Johnson.






                           UNDERTAKING TO FILE REPORTS

     Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                       CONTENTS OF REGISTRATION STATEMENT

         This Registration Statement comprises the following papers and documents:

         The facing sheet.

         The Cross-Reference Sheet.

         The Prospectus consisting of 32 pages.

         Undertakings.

         The list of contents of Registration Statement.

         Signatures.

         Written Consent of PricewaterhouseCoopers LLP for the Plan.

         Written Consent of McGladrey & Pullen, LLP for the Plan.

         Written Consent of PricewaterhouseCoopers LLP for Franklin Templeton
           Distributors, Inc.

         The following exhibits:






    Exhibit
     NUMBER                                 DESCRIPTION

1.  A (1)           Custodian Agreement of Registrant - Custodian Agreement
                    between Franklin Templeton Distributors, Inc. and Templeton
                    Funds Trust Company./2/

    A (2)           None.

    A (3)(a)        None.

    A (3)(b) Form of Dealer's Agreement between the Sponsor and United Services Planning Association, Inc./1/

    A (3)(c)        Schedules of sales commissions./1/

    A (4)           None.

    A (5)           None.

    A (6)(a)        Articles of Incorporation and Bylaws of Sponsor./2/

    A (7)           None.

    A (8)           None.

    A (9)(a)        None.

    A (10)          Form of Application to Plans./1/

2.                  None.

3.                  Opinion of Counsel./3/

4.                  None.

5.                  Not Applicable.

--------------------

1. Previously filed with Pre-Effective Amendment No. 2 to this Registration Statement on February 28, 1991.

2. Previously filed with Post-Effective Amendment No. 4 to this Registration Statement on December 30, 1993.

3. Previously filed with Post-Effective Amendment No. 9 to this Registration Statement on December 30, 1996.





                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended the Depositor, Franklin Templeton Distributors, Inc., on behalf of the registrant, Templeton Capital Accumulation Plans, certifies that it meets all the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of St. Petersburg and the State of Florida on this 27th day of December, 1999.


                                    TEMPLETON CAPITAL ACCUMULATION PLANS
                                                 (Registrant)

                                    BY:  FRANKLIN TEMPLETON DISTRIBUTORS, INC.
                                                 (Depositor)

                                    BY: /s/PETER D. JONES
                                       ----------------------------------
                                        Peter D. Jones
                                        President






                       CONSENT OF INDEPENDENT ACCOUNTANTS

We hereby consent to the inclusion in this Registration Statement on Form S-6 (Post Effective Amendment No. 12) of our report dated November 12, 1999, relating to the financial Statements of Templeton Capital Accumulator Plans as of and for the year ended August 31, 1999.

/s/PRICEWATERHOUSECOOPERS LLP

New York, New York
December 15, 1999






                         CONSENT OF INDEPENDENT AUDITORS

We hereby consent to the inclusion of our report dated September 29, 1998 on the financial statements for the years ended August 31, 1998 and 1997 of Templeton Capital Accumulation Plans, attached as an exhibit in the Post-Effective Amendment to the Registration Statement on Form S-6 (File No.33-37442) as filed with the Securities and Exchange Commission.

/s/MCGLADREY & PULLEN, LLP

New York, New York
December 15, 1999




                       CONSENT OF INDEPENDENT ACCOUNTANTS

We consent to the inclusion in the Registration Statement of Templeton Capital Accumulation Plans on Form S-6 (Post Effective Amendment No. 12) of our report dated November 5, 1999 on our audit of the consolidated statement of financial condition of Franklin/Templeton Distributors, Inc. and its subsidiaries as of September 30, 1999.

/s/PRICEWATERHOUSECOOPERS LLP


San Francisco, California
December 16, 1999